Supplemental Condensed Combining Information	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

16. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by FMCH and D-GmbH, together the (“Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition of the Company, on a consolidated basis at September 30, 2016 and December 31, 2015 and its results of operations and cash flows for the nine-months periods ended September 30, 2016 and 2015. The following combining financial information for the Company is at September 30, 2016 and December 31, 2015 and for the nine-months periods ended September 30, 2016 and 2015, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company’s other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the nine months ended September 30, 2016
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$1.423.176	$-	$14.219.979	$(2.419.097)	$13.224.058
Cost of revenue	-	-	903.280	-	10.531.770	(2.398.829)	9.036.221
Gross profit	-	-	519.896	-	3.688.209	(20.268)	4.187.837
Operating expenses (income):
Selling, general and administrative(1)	-	147.631	159.567	(37.729)	1.937.593	9.316	2.216.378
Research and development	-	-	66.232	-	53.904	-	120.136
Operating (loss) income	-	(147.631)	294.097	37.729	1.696.712	(29.584)	1.851.323
Other (income) expense:
Interest, net	(5.344)	140.489	(2.921)	174.012	1.569	-	307.805
Other, net	-	(1.173.243)	200.639	(674.201)	-	1.646.805	-
Income (loss) before income taxes	5.344	885.123	96.379	537.918	1.695.143	(1.676.389)	1.543.518
Income tax expense (benefit)	1.939	29.979	87.829	(53.764)	629.058	(224.108)	470.933
Net Income (loss)	3.405	855.144	8.550	591.682	1.066.085	(1.452.281)	1.072.585
Net Income attributable to noncontrolling interests	-	-	-	-	217.441	-	217.441
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3.405	$855.144	$8.550	$591.682	$848.644	$(1.452.281)	$855.144

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$1.391.965	$-	$13.234.250	$(2.236.201)	$12.390.014
Cost of revenue	-	-	893.319	-	9.870.460	(2.236.844)	8.526.935
Gross profit	-	-	498.646	-	3.363.790	643	3.863.079
Operating expenses (income):
Selling, general and administrative(1)	-	141.963	148.544	170.985	1.629.919	6.415	2.097.826
Research and development	-	-	53.941	-	46.419	-	100.360
Operating (loss) income	-	(141.963)	296.161	(170.985)	1.687.452	(5.772)	1.664.893
Other (income) expense:
Interest, net	(5.236)	153.670	(3.182)	170.360	(12.112)	11	303.511
Other, net	-	(1.015.723)	201.874	(598.506)	-	1.412.355	-
Income (loss) before income taxes	5.236	720.090	97.469	257.161	1.699.564	(1.418.138)	1.361.382
Income tax expense (benefit)	1.900	7.454	89.153	(134.661)	639.635	(161.814)	441.667
Net Income (loss)	3.336	712.636	8.316	391.822	1.059.929	(1.256.324)	919.715
Net Income attributable to noncontrolling interests	-	-	-	-	207.079	-	207.079
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3.336	$712.636	$8.316	$391.822	$852.850	$(1.256.324)	$712.636

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$1.391.965	$-	$13.234.250	$(2.236.201)	$12.390.014
Cost of revenue	-	-	893.319	-	9.870.460	(2.236.844)	8.526.935
Gross profit	-	-	498.646	-	3.363.790	643	3.863.079
Operating expenses (income):
Selling, general and administrative(1)	-	141.963	148.544	170.985	1.629.919	6.415	2.097.826
Research and development	-	-	53.941	-	46.419	-	100.360
Operating (loss) income	-	(141.963)	296.161	(170.985)	1.687.452	(5.772)	1.664.893
Other (income) expense:
Interest, net	(5.236)	153.670	(3.182)	170.360	(12.112)	11	303.511
Other, net	-	(1.015.723)	201.874	(598.506)	-	1.412.355	-
Income (loss) before income taxes	5.236	720.090	97.469	257.161	1.699.564	(1.418.138)	1.361.382
Income tax expense (benefit)	1.900	7.454	89.153	(134.661)	639.635	(161.814)	441.667
Net Income (loss)	3.336	712.636	8.316	391.822	1.059.929	(1.256.324)	919.715
Net Income attributable to noncontrolling interests	-	-	-	-	207.079	-	207.079
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3.336	$712.636	$8.316	$391.822	$852.850	$(1.256.324)	$712.636

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3.405	$855.144	$8.550	$591.682	$1.066.085	$(1.452.281)	$1.072.585
Gain (loss) related to cash flow hedges	-	19.381	2.177	-	(1.170)	-	20.388
Actuarial gain (loss) on defined benefit pension plans	-	301	5.097	17.185	470	-	23.053
Gain (loss) related to foreign currency translation	-	(78.627)	14.487	-	203.456	(4.151)	135.165
Income tax (expense) benefit related to components of other comprehensive income	-	(5.660)	(2.159)	(6.780)	76	-	(14.523)
Other comprehensive income (loss), net of tax	-	(64.605)	19.602	10.405	202.832	(4.151)	164.083
Total comprehensive income	$3.405	$790.539	$28.152	$602.087	$1.268.917	$(1.456.432)	$1.236.668
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	221.404	221.404
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3.405	$790.539	$28.152	$602.087	$1.268.917	$(1.677.836)	$1.015.264

	For the nine months ended September 30, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3.336	$712.636	$8.316	$391.822	$1.059.929	$(1.256.324)	$919.715
Gain (loss) related to cash flow hedges	-	29.944	-	-	13.627	-	43.571
Actuarial gain (loss) on defined benefit pension plans	-	296	5.360	19.800	539	-	25.995
Gain (loss) related to foreign currency translation	-	(118.003)	(47.431)	-	(101.599)	16.085	(250.948)
Income tax (expense) benefit related to components of other comprehensive income	-	(8.685)	(1.588)	(7.811)	(4.076)	-	(22.160)
Other comprehensive income (loss), net of tax	-	(96.448)	(43.659)	11.989	(91.509)	16.085	(203.542)
Total comprehensive income	$3.336	$616.188	$(35.343)	$403.811	$968.420	$(1.240.239)	$716.173
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	203.387	203.387
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3.336	$616.188	$(35.343)	$403.811	$968.420	$(1.443.626)	$512.786

	At September 30, 2016
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$13	$330	$-	$902.807	$(273.314)	$629.837
Trade accounts receivable, less allowance for doubtful accounts	-	-	168.590	-	3.452.640	(676)	3.620.554
Accounts receivable from related parties	1.248.414	1.167.351	884.668	2.390.002	3.621.964	(9.140.936)	171.463
Inventories	-	-	267.842	-	1.311.012	(172.260)	1.406.594
Prepaid expenses and other current assets	-	66.220	75.468	33	1.207.397	40.832	1.389.950
Total current assets	1.248.415	1.233.584	1.396.898	2.390.035	10.495.820	(9.546.354)	7.218.398

Property, plant and equipment, net	-	613	288.195	-	3.552.565	(106.745)	3.734.628
Intangible assets	-	1.247	48.614	-	768.871	(78)	818.654
Goodwill	-	-	54.717	-	13.433.194	-	13.487.911
Deferred taxes	-	112.580	32.885	-	176.160	(128.390)	193.235
Other assets(1)	-	14.866.993	45.046	13.843.126	6.297.842	(33.847.348)	1.205.659
Total assets	$1.248.415	$16.215.017	$1.866.355	$16.233.161	$34.724.452	$(43.628.915)	$26.658.485

Current liabilities:
Accounts payable	$-	$1.107	$27.291	$-	$499.026	$-	$527.424
Accounts payable to related parties	-	265.389	708.475	1.652.439	5.952.752	(8.321.095)	257.960
Accrued expenses and other current liabilities	11.833	75.545	146.480	11.001	2.387.799	(1.379)	2.631.279
Short-term debt	-	888.797	-	-	107.445	(274.996)	721.246
Short-term debt from related parties	-	1.175.644	-	-	-	(1.076.758)	98.886
Current portion of long-term debt and capital lease obligations	503.904	26.786	1.294	200.000	159.315	-	891.299
Income tax payable	-	12.199	-	-	105.365	8.152	125.716
Total current liabilities	515.737	2.445.467	883.540	1.863.440	9.211.702	(9.666.076)	5.253.810

Long term debt and capital lease obligations, less current portion	650.000	669.194	4.597	1.947.776	6.398.359	(2.495.918)	7.174.008
Long term debt from related parties	-	2.333.897	-	2.721.696	-	(5.055.593)	-
Other liabilities	-	109.224	1.441	423.440	(24.402)	36.018	545.721
Pension liabilities	-	16.923	338.854	-	189.226	(30.523)	514.480
Income tax payable	890	48.729	-	-	(11.975)	90.753	128.397
Deferred taxes	-	-	-	-	617.044	(35.323)	581.721
Total liabilities	1.166.627	5.623.434	1.228.432	6.956.352	16.379.954	(17.156.662)	14.198.137

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.222.643	-	1.222.643
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	81.788	10.591.583	637.923	9.041.668	16.710.874	(26.472.253)	10.591.583
Noncontrolling interests not subject to put provisions	-	-	-	-	646.122	-	646.122
Total equity	81.788	10.591.583	637.923	9.041.668	17.356.996	(26.472.253)	11.237.705
Total liabilities and equity	$1.248.415	$16.215.017	$1.866.355	$16.233.161	$34.724.452	$(43.628.915)	$26.658.485

(1) Other assets are presented net of investment in equity method investees.

	At December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$2	$448	$5.055	$-	$544.443	$(448)	$549.500
Trade accounts receivable, less allowance for doubtful accounts	-	-	144.105	-	3.140.355	736	3.285.196
Accounts receivable from related parties	1.266.557	985.449	682.359	2.434.976	4.002.451	(9.153.507)	218.285
Inventories	-	-	233.012	-	1.256.252	(148.513)	1.340.751
Prepaid expenses and other current assets	-	91.902	60.024	983	1.186.883	34.923	1.374.715
Total current assets	1.266.559	1.077.799	1.124.555	2.435.959	10.130.384	(9.266.809)	6.768.447

Property, plant and equipment, net	-	595	267.926	-	3.260.604	(103.551)	3.425.574
Intangible assets	-	1.653	51.593	-	777.319	(76)	830.489
Goodwill	-	-	49.599	-	12.983.151	-	13.032.750
Deferred taxes	-	91.392	27.626	-	221.211	(151.396)	188.833
Other assets (1)	-	13.950.467	43.452	13.256.088	6.372.300	(32.503.146)	1.119.161
Total assets	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

Current liabilities:
Accounts payable	$-	$7.233	$22.914	$-	$597.681	$-	$627.828
Accounts payable to related parties	-	277.986	497.410	1.668.390	5.386.272	(7.677.035)	153.023
Accrued expenses and other current liabilities	29.771	61.216	118.047	15.527	2.285.939	(7.363)	2.503.137
Short-term debt	-	-	-	-	109.700	(448)	109.252
Short-term debt from related parties	-	1.757.402	-	-	-	(1.738.350)	19.052
Current portion of long-term debt and capital lease obligations	-	25.228	-	200.000	439.107	-	664.335
Income tax payable	-	20.898	-	-	51.921	-	72.819
Total current liabilities	29.771	2.149.963	638.371	1.883.917	8.870.620	(9.423.196)	4.149.446

Long term debt and capital lease obligations, less current portion	1.157.603	663.515	-	2.113.544	6.657.108	(2.738.283)	7.853.487
Long term debt from related parties	-	2.276.600	-	2.680.741	-	(4.957.341)	-
Other liabilities	-	117.444	1.612	488.142	(176.998)	35.425	465.625
Pension liabilities	-	15.342	315.171	-	284.589	(29.774)	585.328
Income tax payable	801	11.900	-	-	22.060	127.739	162.500
Deferred taxes	-	-	-	-	693.815	(69.315)	624.500
Total liabilities	1.188.175	5.234.764	955.154	7.166.344	16.351.194	(17.054.745)	13.840.886

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.028.368	-	1.028.368
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	78.384	9.887.142	609.597	8.290.562	15.991.690	(24.970.233)	9.887.142
Noncontrolling interests not subject to put provisions	-	-	-	-	608.858	-	608.858
Total equity	78.384	9.887.142	609.597	8.290.562	16.600.548	(24.970.233)	10.496.000
Total liabilities and equity	$1.266.559	$15.121.906	$1.564.751	$15.692.047	$33.744.969	$(42.024.978)	$25.365.254

(1) Other assets are presented net of investment in equity method investees.

	For the nine months ended September 30, 2016
	Issuer	Guarantors
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
Operating Activities:
Net income (loss)	$3.405	$855.144	$8.550	$591.682	$1.066.085	$(1.452.281)	$1.072.585
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(741.148)	-	(674.201)	-	1.415.349	-
Depreciation and amortization	-	636	44.369	-	549.971	(22.393)	572.583
Change in deferred taxes, net	-	(25.391)	(7.077)	-	(17.762)	(4.669)	(54.899)
(Gain) loss on sale of fixed assets and investments	-	(28)	23	-	(3.090)	-	(3.095)
(Write Up) write-off loans from related parties	-	(415)	(5.395)	-	-	5.810	-
Compensation expense related to stock options	-	23.096	-	-	3.212	-	26.308
Investments in equity method investees, net	-	-	-	-	(55.749)	-	(55.749)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(20.860)	-	(250.528)	1.430	(269.958)
Inventories	-	-	(28.968)	-	(36.090)	19.870	(45.188)
Prepaid expenses and other current and non-current assets	-	73.101	(12.702)	34.698	(64.362)	2.107	32.842
Accounts receivable from / payable to related parties	19.596	(881.407)	215.007	101.964	552.320	74.271	81.751
Accounts payable, accrued expenses and other current and non-current liabilities	(17.937)	(4.439)	50.258	(4.526)	(89.152)	2.521	(63.275)
Income tax payable	89	27.308	-	(53.764)	60.780	(32.002)	2.411
Net cash provided by (used in) operating activities	5.153	(673.543)	243.205	(4.147)	1.715.635	10.013	1.296.316

Investing Activities:
Purchases of property, plant and equipment	-	(237)	(59.105)	-	(711.376)	23.076	(747.642)
Proceeds from sale of property, plant and equipment	-	73	307	-	13.206	-	13.586
Disbursement of loans to related parties	-	183.821	-	301.151	-	(484.972)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(26.392)	(271)	-	(386.684)	26.379	(386.968)
Proceeds from divestitures	-	80.037	-	-	175.221	(62.123)	193.135
Net cash provided by (used in) investing activities	-	237.302	(59.069)	301.151	(909.633)	(497.640)	(927.889)

Financing Activities:
Short-term borrowings, net	-	690.092	(189.244)	-	453.081	(274.996)	678.933
Long-term debt and capital lease obligations, net	(5.154)	(20.092)	256	(297.004)	(715.798)	484.972	(552.820)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(51.000)	-	(51.000)
Proceeds from exercise of stock options	-	39.433	-	-	7.089	-	46.522
Dividends paid	-	(277.176)	-	-	(17.222)	17.222	(277.176)
Capital increase (decrease)	-	-	-	-	12.437	(12.437)	-
Distributions to noncontrolling interest	-	-	-	-	(234.742)	-	(234.742)
Contributions from noncontrolling interest	-	-	-	-	72.462	-	72.462
Net cash provided by (used in) financing activities	(5.154)	432.257	(188.988)	(297.004)	(473.693)	214.761	(317.821)

Effect of exchange rate changes on cash and cash equivalents	-	3.549	127	-	26.055	-	29.731

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(435)	(4.725)	-	358.364	(272.866)	80.337
Cash and cash equivalents at beginning of period	2	448	5.055	-	544.443	(448)	549.500
Cash and cash equivalents at end of period	$1	$13	$330	$-	$902.807	$(273.314)	$629.837

	For the nine months ended September 30, 2016
	Issuer	Guarantors
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
Operating Activities:
Net income (loss)	$3.405	$855.144	$8.550	$591.682	$1.066.085	$(1.452.281)	$1.072.585
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(741.148)	-	(674.201)	-	1.415.349	-
Depreciation and amortization	-	636	44.369	-	549.971	(22.393)	572.583
Change in deferred taxes, net	-	(25.391)	(7.077)	-	(17.762)	(4.669)	(54.899)
(Gain) loss on sale of fixed assets and investments	-	(28)	23	-	(3.090)	-	(3.095)
(Write Up) write-off loans from related parties	-	(415)	(5.395)	-	-	5.810	-
Compensation expense related to stock options	-	23.096	-	-	3.212	-	26.308
Investments in equity method investees, net	-	-	-	-	(55.749)	-	(55.749)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(20.860)	-	(250.528)	1.430	(269.958)
Inventories	-	-	(28.968)	-	(36.090)	19.870	(45.188)
Prepaid expenses and other current and non-current assets	-	73.101	(12.702)	34.698	(64.362)	2.107	32.842
Accounts receivable from / payable to related parties	19.596	(881.407)	215.007	101.964	552.320	74.271	81.751
Accounts payable, accrued expenses and other current and non-current liabilities	(17.937)	(4.439)	50.258	(4.526)	(89.152)	2.521	(63.275)
Income tax payable	89	27.308	-	(53.764)	60.780	(32.002)	2.411
Net cash provided by (used in) operating activities	5.153	(673.543)	243.205	(4.147)	1.715.635	10.013	1.296.316

Investing Activities:
Purchases of property, plant and equipment	-	(237)	(59.105)	-	(711.376)	23.076	(747.642)
Proceeds from sale of property, plant and equipment	-	73	307	-	13.206	-	13.586
Disbursement of loans to related parties	-	183.821	-	301.151	-	(484.972)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(26.392)	(271)	-	(386.684)	26.379	(386.968)
Proceeds from divestitures	-	80.037	-	-	175.221	(62.123)	193.135
Net cash provided by (used in) investing activities	-	237.302	(59.069)	301.151	(909.633)	(497.640)	(927.889)

Financing Activities:
Short-term borrowings, net	-	690.092	(189.244)	-	453.081	(274.996)	678.933
Long-term debt and capital lease obligations, net	(5.154)	(20.092)	256	(297.004)	(715.798)	484.972	(552.820)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(51.000)	-	(51.000)
Proceeds from exercise of stock options	-	39.433	-	-	7.089	-	46.522
Dividends paid	-	(277.176)	-	-	(17.222)	17.222	(277.176)
Capital increase (decrease)	-	-	-	-	12.437	(12.437)	-
Distributions to noncontrolling interest	-	-	-	-	(234.742)	-	(234.742)
Contributions from noncontrolling interest	-	-	-	-	72.462	-	72.462
Net cash provided by (used in) financing activities	(5.154)	432.257	(188.988)	(297.004)	(473.693)	214.761	(317.821)

Effect of exchange rate changes on cash and cash equivalents	-	3.549	127	-	26.055	-	29.731

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(435)	(4.725)	-	358.364	(272.866)	80.337
Cash and cash equivalents at beginning of period	2	448	5.055	-	544.443	(448)	549.500
Cash and cash equivalents at end of period	$1	$13	$330	$-	$902.807	$(273.314)	$629.837

	For the nine months ended September 30, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$3.336	$712.636	$8.316	$391.822	$1.059.929	$(1.256.324)	$919.715
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(612.421)	-	(598.506)	-	1.210.927	-
Depreciation and amortization	-	410	37.935	-	477.116	21.190	536.651
Change in deferred taxes, net	-	(23.269)	415	-	(77.168)	(3.181)	(103.203)
(Gain) loss on sale of fixed assets and investments	-	(12)	(81)	-	(5.084)	-	(5.177)
Compensation expense related to stock options	-	2.395	-	-	3.507	-	5.902
Investments in equity method investees, net	-	5.560	-	-	(16.282)	-	(10.722)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(22.366)	-	(251.675)	704	(273.337)
Inventories	-	-	(17.353)	-	(254.165)	5.923	(265.595)
Prepaid expenses and other current and non-current assets	-	39.897	(34.412)	173.705	105.446	82	284.718
Accounts receivable from / payable to related parties	19.611	396.217	(184.948)	145.164	(303.029)	28.657	101.672
Accounts payable, accrued expenses and other current and non-current liabilities	(17.939)	39.904	48.169	(1.071)	179.666	(1.111)	247.618
Income tax payable	80	(7.615)	-	(134.661)	97.808	17.870	(26.518)
Net cash provided by (used in) operating activities	5.088	553.702	(164.325)	(23.547)	1.016.069	24.737	1.411.724

Investing Activities:
Purchases of property, plant and equipment	-	(181)	(60.096)	-	(560.929)	(26.144)	(647.350)
Proceeds from sale of property, plant and equipment	-	26	322	-	10.819	-	11.167
Disbursement of loans to related parties	-	(314.328)	-	275.700	-	38.628	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(76.823)	(572)	-	(132.688)	44.389	(165.694)
Proceeds from divestitures	-	20.652	-	-	42.513	(20.652)	42.513
Net cash provided by (used in) investing activities	-	(370.654)	(60.346)	275.700	(640.285)	36.221	(759.364)

Financing Activities:
Short-term borrowings, net	-	64.992	225.488	-	(250.724)	(5.961)	33.795
Long-term debt and capital lease obligations, net	(5.088)	(20.001)	-	(252.153)	57.149	(38.628)	(258.721)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(45.750)	-	(45.750)
Proceeds from exercise of stock options	-	53.375	-	-	13.859	-	67.234
Dividends paid	-	(263.244)	-	-	-	-	(263.244)
Capital increase (decrease)	-	-	-	-	22.330	(22.330)	-
Distributions to noncontrolling interest	-	-	-	-	(201.884)	-	(201.884)
Contributions from noncontrolling interest	-	-	-	-	34.299	-	34.299
Net cash provided by (used in) financing activities	(5.088)	(164.878)	225.488	(252.153)	(370.721)	(66.919)	(634.271)

Effect of exchange rate changes on cash and cash equivalents	-	(18.271)	(437)	-	(11.859)	-	(30.567)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	0	(101)	380	-	(6.796)	(5.961)	(12.478)
Cash and cash equivalents at beginning of period	1	117	5.722	-	628.015	-	633.855
Cash and cash equivalents at end of period	$1	$16	$6.102	$-	$621.219	$(5.961)	$621.377